Employee Benefits - Fair Value of Japanese and Foreign Pension Plan Assets By Asset Category (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Japanese plans [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	¥ 22,760	¥ 14,251
General accounts	39,871	39,329
Separate accounts	29,531	29,350
Other	(10,367)	(13,653)
Total	1,199,267	1,247,059
Japanese plans [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	209	204
Japanese plans [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	120,414	134,096
Japanese plans [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	159,255	153,755
Japanese plans [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	22,005	25,610
Debt securities	49,254	55,023
Japanese plans [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	200,605	211,349
Debt securities	169,413	165,586
Japanese plans [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	145,331	176,579
Debt securities	250,986	255,580
Japanese plans [member] | Quoted, Market price in active market [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	22,760	14,251
General accounts
Separate accounts
Other	2	19
Total	721,468	773,493
Japanese plans [member] | Quoted, Market price in active market [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Quoted, Market price in active market [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Quoted, Market price in active market [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Quoted, Market price in active market [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	1,038	1,289
Japanese plans [member] | Quoted, Market price in active market [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	22,005	25,610
Debt securities	47,992	53,981
Japanese plans [member] | Quoted, Market price in active market [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	200,605	211,349
Debt securities	145,869	149,531
Japanese plans [member] | Quoted, Market price in active market [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	145,261	176,452
Debt securities	135,936	141,011
Japanese plans [member] | Unquoted, Market price in active market [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents
General accounts	39,871	39,329
Separate accounts	29,531	29,350
Other	(10,369)	(13,672)
Total	477,799	473,566
Japanese plans [member] | Unquoted, Market price in active market [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	209	204
Japanese plans [member] | Unquoted, Market price in active market [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Unquoted, Market price in active market [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	120,414	134,096
Japanese plans [member] | Unquoted, Market price in active market [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	158,217	152,466
Japanese plans [member] | Unquoted, Market price in active market [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities
Debt securities	1,262	1,042
Japanese plans [member] | Unquoted, Market price in active market [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities
Debt securities	23,544	16,055
Japanese plans [member] | Unquoted, Market price in active market [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	70	127
Debt securities	115,050	114,569
Foreign plans [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	8,124	8,946
General accounts
Separate accounts
Other	42,109	43,961
Total	958,328	993,401
Foreign plans [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	70,336	78,832
Foreign plans [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	154,824	171,660
Foreign plans [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	26,400	31,495
Foreign plans [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	459,546	464,649
Foreign plans [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	546	403
Debt securities	1,055	414
Foreign plans [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	10,687	12,308
Debt securities	163,424	161,319
Foreign plans [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	6,733	6,764
Debt securities	14,544	12,650
Foreign plans [member] | Quoted, Market price in active market [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	8,124	8,946
General accounts
Separate accounts
Other	382	424
Total	24,424	28,845
Foreign plans [member] | Quoted, Market price in active market [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Foreign plans [member] | Quoted, Market price in active market [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Foreign plans [member] | Quoted, Market price in active market [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Foreign plans [member] | Quoted, Market price in active market [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Foreign plans [member] | Quoted, Market price in active market [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	546	403
Debt securities
Foreign plans [member] | Quoted, Market price in active market [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	10,687	12,308
Debt securities
Foreign plans [member] | Quoted, Market price in active market [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	4,685	6,764
Debt securities
Foreign plans [member] | Unquoted, Market price in active market [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents
General accounts
Separate accounts
Other	41,727	43,537
Total	933,904	964,556
Foreign plans [member] | Unquoted, Market price in active market [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	70,336	78,832
Foreign plans [member] | Unquoted, Market price in active market [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	154,824	171,660
Foreign plans [member] | Unquoted, Market price in active market [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	26,400	31,495
Foreign plans [member] | Unquoted, Market price in active market [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	459,546	464,649
Foreign plans [member] | Unquoted, Market price in active market [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities
Debt securities	1,055	414
Foreign plans [member] | Unquoted, Market price in active market [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities
Debt securities	163,424	161,319
Foreign plans [member] | Unquoted, Market price in active market [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	2,048
Debt securities	¥ 14,544	¥ 12,650